Employee benefits - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Remeasurements (gains) / losses
Total recognized in other comprehensive income	$ 934.6	₨ 70,834.7	₨ (72,858.7)	₨ 88,029.9
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	0.7	54.7	15.9	15.2
Actuarial (gains) / losses arising from changes in financial assumptions	(0.7)	(53.6)	(213.5)	123.8
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	5.4	412.2	(196.6)	(598.7)
Actuarial (gains) / losses arising from changes in demographic assumption on plan liabilities			150.4
Total recognized in other comprehensive income	5.4	413.3	(243.8)	(459.7)
Total recognized in income statement and other comprehensive income	$ 11.8	₨ 895.8	₨ 308.5	₨ 78.0